Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) fixed_asset_type	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Fixed assets
Number of principle types of fixed assets | fixed_asset_type	2
Systems, equipment and other assets related to contracts, net	$ 1,434,194	$ 1,199,674
Property, plant and equipment - net	193,723	357,841
Impairment loss	715,220	37,744	$ 12,497
Systems & Equipment, net
Fixed assets
Systems, equipment and other assets related to contracts, gross	3,469,212	3,116,921
Accumulated depreciation	(2,035,018)	(1,917,247)
Systems, equipment and other assets related to contracts, net	1,434,194	1,199,674
Borrowing costs capitalized	$ 4,200	$ 1,500
Rate used to determine amount of borrowing costs eligible for capitalization	5.80%	5.60%
Impairment loss	$ 1,200	$ 7,700	$ 2,800
Systems & Equipment, net | Land
Fixed assets
Systems, equipment and other assets related to contracts, gross	547	574
Systems & Equipment, net | Buildings
Fixed assets
Systems, equipment and other assets related to contracts, gross	151,962	121,572
Systems & Equipment, net | Terminals and systems
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,969,848	2,652,742
Systems & Equipment, net | Furniture and equipment
Fixed assets
Systems, equipment and other assets related to contracts, gross	197,610	172,666
Systems & Equipment, net | Contracts in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	149,245	169,367
Systems & Equipment, net | Construction in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	$ 0	0
Systems & Equipment, net | Lottery hard costs
Fixed assets
Useful life	10 years
Systems & Equipment, net | Lottery soft costs
Fixed assets
Useful life	10 years
Systems & Equipment, net | Minimum | Commercial gaming machines
Fixed assets
Useful life	3 years
Systems & Equipment, net | Maximum | Commercial gaming machines
Fixed assets
Useful life	5 years
PPE, net
Fixed assets
Property, plant and equipment, gross	$ 335,166	509,014
Accumulated depreciation	(141,443)	(151,173)
Property, plant and equipment - net	193,723	357,841
PPE, net | Land
Fixed assets
Property, plant and equipment, gross	$ 2,542	18,787
PPE, net | Buildings
Fixed assets
Useful life	40 years
Property, plant and equipment, gross	$ 70,389	219,416
PPE, net | Terminals and systems
Fixed assets
Property, plant and equipment, gross	0	0
PPE, net | Furniture and equipment
Fixed assets
Property, plant and equipment, gross	241,632	234,458
PPE, net | Contracts in progress
Fixed assets
Property, plant and equipment, gross	0	0
PPE, net | Construction in progress
Fixed assets
Property, plant and equipment, gross	$ 20,603	$ 36,353
PPE, net | Minimum | Furniture and equipment
Fixed assets
Useful life	5 years
PPE, net | Maximum | Furniture and equipment
Fixed assets
Useful life	10 years